Document and Entity Information	12 Months Ended
Dec. 31, 2022 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Period End Date	Dec. 31, 2022
Document Shell Company Report	false
Entity File Number	001-41687
Entity Registrant Name	Bitdeer Technologies Group
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	08 Kallang Avenue
Entity Address, Address Line Two	Aperia tower 1, #09-03/04
Entity Address, Postal Zip Code	339509
Entity Address, Country	SG
Title of 12(b) Security	Class A ordinary shares, par value US$0.0000001
Trading Symbol	BTDR
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	No
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	1
Entity Central Index Key	0001899123
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Amendment Flag	false
Auditor Name	MaloneBailey, LLP
Auditor Location	Houston, Texas
Auditor Firm ID	206
Document Accounting Standard	International Financial Reporting Standards
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Linghui Kong
Entity Address, Address Line One	08 Kallang Avenue
Entity Address, Address Line Two	Aperia tower 1, #09-03/04
Entity Address, Postal Zip Code	339509
Entity Address, Country	SG
City Area Code	65
Local Phone Number	62828220